Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Non-controlling Interests (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries	$ 2,670	$ 2,452
Dividends paid to non-controlling interest	$ 150	199
Scotiabank Chile S A [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	24.50%
Non-controlling interests in subsidiaries	$ 1,017	917
Dividends paid to non-controlling interest	$ 38	115
Scotiabank Colpatria -S- -A- [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.00%
Non-controlling interests in subsidiaries	$ 564	519
Dividends paid to non-controlling interest	$ 12
Scotia Group Jamaica Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	28.20%
Non-controlling interests in subsidiaries	$ 323	340
Dividends paid to non-controlling interest	$ 40	17
Scotiabank Trinidad and Tobago Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.10%
Non-controlling interests in subsidiaries	$ 380	365
Dividends paid to non-controlling interest	52	49
Other non controlling interests [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries	386	311
Dividends paid to non-controlling interest	$ 8	$ 18
Other non controlling interests [member] | Bottom of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	0.10%
Other non controlling interests [member] | Top of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	49.00%